Accounting Information and Policies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Accounting Information and Policies
1. Accounting information and policies
Unification
On 29 November 2020, the Unilever Group underwent a reorganisation so that there were no longer two parent companies, Unilever N.V. (“NV”) and Unilever PLC (“PLC”), but one parent company PLC. This reorganisation is referred to as “Unification” in the Group consolidated financial statements.
Prior to 29 November 2020, the Group operated with two parent companies, NV and PLC, who together with the group companies operated as a single economic entity. NV and PLC had the same Directors and were linked by a series of agreements, including an Equalisation Agreement, which were designed so that the positions of the shareholders of both companies were as closely as possible as if they held shares in a single company. NV and PLC together formed a single reporting entity for the purposes of presenting consolidated financial statements and group companies included in the consolidation included those companies controlled by NV or PLC.
Following Unification, all group companies are now controlled solely by PLC. There is no change to the companies included in the Group as a result of Unification, other than NV ceasing to exist.
Unification was implemented through a Cross-Border Merger, as a result of which (i) PLC acquired all of the assets, liabilities and legal relationships of NV by universal succession of title; (ii) NV was dissolved; and (iii) PLC issued and allotted shares in its capital to former NV shareholders, except for a very small minority of NV shareholders that chose to receive cash instead of PLC shares. The shareholders of NV received one new PLC share in exchange for each NV share held, consistent with the 1 to 1 equalisation ratio as set out in the Equalisation Agreement.
The transfer of assets and liabilities from NV to PLC that occurred as part of the Cross-Border Merger was within the Group so there is no revaluation of these assets and liabilities in the Group financial statements. The only impact to the consolidated balance sheet from Unification is within equity due to the cancellation of NV shares and issuance of PLC shares.
Basis of consolidation
Group companies included in the consolidated financial statements for 2020 are PLC and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
Due to the operational and contractual arrangements referred to above, prior to Unification NV and PLC formed a single reporting entity for the purposes of presenting consolidated financial statements. Accordingly, group companies included in the comparative information provided in the consolidated financial statements, for 2019 and 2018, are PLC and NV and those companies controlled by NV or PLC during those years.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control. As noted above, Unification did not cause the acquisition by the Group of any new business. All companies controlled by NV before Unification are included in the Group consolidation for the year ending 31 December 2020 and they were already Group companies prior to Unification.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.

Companies legislation and accounting standards
The consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of the  international financial reporting standards (IFRS) adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union and IFRS as issued by the International Accounting Standards Board.
These financial statements are prepared under the historical cost convention unless otherwise indicated.
These financial statements have been prepared on a going concern basis.
Accounting policies
The accounting policies adopted are the same as those which were applied for the previous financial year, except as set out above under the headings ‘Unification’ and ‘Basis of consolidation’ and below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 116 to 167. The accounting policies below are applied throughout the financial statements.
Foreign currencies
The consolidated financial statements are presented in euros. The functional currency of PLC is pound sterling. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end
exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end
exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
The ordinary share capital of PLC is translated to euro using the historical rate at the date the shares were issued (see note 15B on page 144).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and PLC, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.

Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
Hyperinflationary economies
The Argentinian economy was designated as hyperinflationary from
1 July 2018. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian Peso. The application of IAS 29 includes:

•	Adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;

•	Adjustment of the income statement for inflation during the reporting period;

•	The income statement is translated at the period end foreign exchange rate instead of an average rate; and

•	Adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects of the Group consolidated financial statements for 2020 are:

•	Total assets are reduced by €68 million

•	Turnover is reduced by €58 million

•	Operating profit is reduced by €23 million
Critical accounting estimates and judgements
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:

•	Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.

•	Measurement of consideration and assets and liabilities acquired as part of business combinations – estimates are required to value the assets and liabilities acquired in business combinations. Intangible assets such as brands are commonly a core part of an acquired business as they allow us to obtain more value than would otherwise be possible. During 2020 Unilever completed several acquisitions, as explained in note 21. The Horlicks brand acquired in 2020 was valued at €2.7 billion based on the expected cashflows of the brand. We involved external professionals to advise on the valuation techniques and key assumptions in the valuation. This input, combined with our internal knowledge and expertise on the relevant market growth opportunities, enabled us to determine the appropriate brand valuation. Additionally, contingent consideration depends on an acquired business achieving targets within a fixed period. Estimates of future performance are required to calculate the obligations at the time of acquisition and at each subsequent reporting date. See note 21 for further information.

The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:

•	Separate presentation of items in the income statement – certain items of income or expense are presented separately as non-underlying items
. These are excluded in several of our performance measures, including underlying operating profit and underlying earnings per share due to their nature and/or frequency of occurrence. See note 3 for further details.

•	Utilisation of tax losses and recognition of other deferred tax assets – The Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.

•	Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.

•	Recognition of pension surplus – where there is an accounting surplus on a defined benefit plan, management uses judgement to determine whether the Group can realise the surplus through refunds, reductions in future combinations or a combination of both.

Recent accounting developments adopted by the Group
The Group applied for the first-time amendments to the following standards from 1 January 2020.

Applicable standard	Key requirements	Impact on Group
Interest Rate Benchmark Reform (Phase 1) Amendments to IFRS 9, IAS 39 and IFRS 7	The amendments modified specific hedge accounting requirements so entities can continue to forecast future cash flows assuming that the interest rate benchmark continue despite ongoing reviews of interest rate benchmark reform. As a result there is no requirement for an entity to discontinue hedge relationships or to reassess the economic relationships between hedged items and hedging instruments as a result of the uncertainties of the interest rate benchmark reform.	We do not have significant derivatives that refer to an interest rate benchmark so these amendments have not had a material impact on Unilever.
All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2020 were not applicable or material to Unilever.

New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following new standards have been released but are not yet adopted by the Group. The expected impact and progress is shown below. In addition to the above, based on an initial review the Group does not currently believe adoption of the following standard/amendments will have a material impact on the consolidated results or financial position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Interest Rate Benchmark Reform (Phase 2) Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Effective from the year ended 31 December 2021
The amendments are applicable when an existing interest rate benchmark is replaced by another interest rate benchmark. The amendments provide a practical expedient that modifications to asset and liability values as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis (i.e. where the basis for determining contractual cash flows is the same), can be accounted for by only updating the effective interest rate.

Additionally, hedge accounting is not discontinued solely because of the replacement of another interest rate benchmark. Hedging relationships (and related documentation) must instead be amended to reflect modifications to the hedged item, hedging instrument and hedged risk.

IFRS 17 ‘Insurance Contracts’ Effective from the year ended 31 December 2023	This standard introduces a new model for accounting for insurance contracts. Work continues to review existing arrangements to determine the impact on adoption.
All other standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2021 onwards are not applicable or material to Unilever.